Other Identifiable Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment	$ 0
Reuters [member]
Disclosure of detailed information about intangible assets [line items]
Trade Name		$ 1,939	$ 1,939
West [member]
Disclosure of detailed information about intangible assets [line items]
Trade Name		$ 707	$ 707